Income Taxes (Details) - HKD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Taxes [Line Items]
Income tax rate, percentage	25.00%	15.00%	15.00%
Amount of assessable profits (in Dollars)	$ 2.0
Lower tax rate of assessable profits, percentage	8.25%
Statutory income tax rate	25.00%
Tax benefit, percentage	50.00%
High and New Technology Enterprise [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	15.00%
Huadi Steel [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	15.00%
Hong Kong Inland Revenue Ordinance [Member]
Income Taxes [Line Items]
Income tax rate, percentage	16.50%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate, percentage	16.50%
PRC [Member]
Income Taxes [Line Items]
Statutory income tax rate	25.00%